Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share for the years ended December 31, 2020, 2019 and 2018:

(in thousands, except per share data)	2020	2019	2018
Net income (loss)	$359,188	$(41,455)	$190,380

Weighted average number of common shares used to compute basic net income per common share	228,427	226,777	226,640
Dilutive effect of stock options and restrictive stock units	3,350	—	4,613
Dilutive effect of outstanding warrants	2,437	—	2,203
Weighted average number of common shares used to compute diluted net income per common share	234,214	226,777	233,456
Outstanding options and awards having no dilutive effect, not included in above calculation	11	107	272
Outstanding warrants having no dilutive effect, not included in above calculation	26,438	32,938	35,939

Basic earnings (loss) per common share	$1.57	$(0.18)	$0.84
Diluted earnings (loss) per common share	$1.53	$(0.18)	$0.82